Carillon Eagle Small Cap Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Aerospace & Defense - 2.8%
AeroVironment, Inc. (a)	30,821	$3,673,555
Woodward, Inc.	40,403	7,373,143
		11,046,698

Automobile Components - 0.4%
Modine Manufacturing Co. (a)	20,684	1,587,497

Biotechnology - 9.6%
Aldeyra Therapeutics, Inc. (a)	122,054	701,810
Alkermes PLC (a)	105,288	3,476,610
Arcellx, Inc. (a)	36,628	2,402,797
Blueprint Medicines Corp. (a)	27,612	2,443,938
Disc Medicine, Inc. (a)	22,761	1,129,856
Insmed, Inc. (a)	74,986	5,720,682
Krystal Biotech, Inc. (a)	18,201	3,281,640
Madrigal Pharmaceuticals, Inc. (a)	9,674	3,204,319
Nuvalent, Inc. - Class A (a)	37,756	2,677,656
Protagonist Therapeutics, Inc. (a)	83,220	4,024,519
Revolution Medicines, Inc. (a)	20,750	733,720
SpringWorks Therapeutics, Inc. (a)	38,978	1,720,099
TG Therapeutics, Inc. (a)	48,167	1,899,225
Vaxcyte, Inc. (a)	50,843	1,919,832
Veracyte, Inc. (a)	47,253	1,401,051
Viridian Therapeutics, Inc. (a)	89,647	1,208,442
		37,946,196

Building Products - 2.7%
AAON, Inc.	57,463	4,489,584
Zurn Elkay Water Solutions Corp.	189,730	6,257,296
		10,746,880

Capital Markets - 6.0%
LPL Financial Holdings, Inc.	13,487	4,412,137
Perella Weinberg Partners	244,651	4,501,578
PJT Partners, Inc. - Class A	63,925	8,813,979
StepStone Group, Inc. - Class A	110,251	5,758,410
		23,486,104

Chemicals - 2.1%
Perimeter Solutions, Inc. (a)	206,173	2,076,162
Quaker Chemical Corp.	50,639	6,259,487
		8,335,649

Commercial Services & Supplies - 4.8%
MSA Safety, Inc.	50,052	7,342,128
RB Global, Inc.	117,219	11,757,066
		19,099,194

Construction & Engineering - 1.2%
Dycom Industries, Inc. (a)	32,087	4,888,134

Consumer Finance - 1.2%
FirstCash Holdings, Inc.	39,661	4,772,012

Diversified Consumer Services - 1.4%
OneSpaWorld Holdings Ltd.	337,400	5,664,946

Electrical Equipment - 1.6%
Bloom Energy Corp. - Class A (a)	144,976	2,850,228
Powell Industries, Inc. (b)	21,093	3,592,771
		6,442,999

Electronic Equipment, Instruments & Components - 4.2%
Badger Meter, Inc.	16,609	3,159,862
Coherent Corp. (a)	59,013	3,832,304
Fabrinet (a)	9,809	1,937,376
Itron, Inc. (a)	53,959	5,652,745
Littelfuse, Inc.	9,811	1,930,216
		16,512,503

Energy Equipment & Services - 3.6%
Archrock, Inc.	306,763	8,049,461
Aris Water Solutions, Inc. - Class A	196,198	6,286,184
		14,335,645

Financial Services - 0.6%
Flywire Corp. (a)	234,381	2,226,620

Food Products - 1.2%
Freshpet, Inc. (a)	21,336	1,774,515
Vital Farms, Inc. (a)	99,159	3,021,375
		4,795,890

Ground Transportation - 1.7%
Landstar System, Inc.	44,511	6,685,552

Health Care Equipment & Supplies - 5.8%
Beta Bionics, Inc. (a)(b)	56,933	696,860
Establishment Labs Holdings, Inc. (a)(b)	33,356	1,361,091
Glaukos Corp. (a)	22,604	2,224,686
Haemonetics Corp. (a)	29,911	1,900,844
iRhythm Technologies, Inc. (a)	31,774	3,326,102
Lantheus Holdings, Inc. (a)	50,463	4,925,189
Merit Medical Systems, Inc. (a)	67,083	7,091,344
TransMedics Group, Inc. (a)	17,540	1,180,091
		22,706,207

Health Care Providers & Services - 5.1%
BrightSpring Health Services, Inc. (a)	254,465	4,603,272
HealthEquity, Inc. (a)	41,050	3,627,588
Hims & Hers Health, Inc. (a)	62,272	1,840,138
RadNet, Inc. (a)	76,982	3,827,545
The Ensign Group, Inc.	47,432	6,137,701
		20,036,244

Hotels, Restaurants & Leisure - 4.2%
Genius Sports Ltd. (a)	419,108	4,195,271
Shake Shack, Inc. - Class A (a)	55,601	4,902,340
United Parks & Resorts, Inc. (a)	122,749	5,580,169
Wingstop, Inc.	8,239	1,858,554
		16,536,334

Industrial REITs - 2.0%
EastGroup Properties, Inc.	45,308	7,981,004

Insurance - 1.4%
Selective Insurance Group, Inc.	59,863	5,479,859

Interactive Media & Services - 0.6%
ZoomInfo Technologies, Inc. (a)	227,083	2,270,830

Life Sciences Tools & Services - 0.2%
Medpace Holdings, Inc. (a)	2,973	905,843

Machinery - 5.9%
Atmus Filtration Technologies, Inc.	164,414	6,038,926
Esab Corp.	85,727	9,987,196
Federal Signal Corp.	50,579	3,720,085
SPX Technologies, Inc. (a)	28,007	3,606,742
		23,352,949

Media - 0.3%
TechTarget, Inc. (a)	89,265	1,322,015

Metals & Mining - 0.9%
ATI, Inc. (a)	69,835	3,633,515

Oil, Gas & Consumable Fuels - 3.9%
Antero Resources Corp. (a)	125,985	5,094,834
Chord Energy Corp.	27,428	3,091,684
Viper Energy, Inc.	156,981	7,087,692
		15,274,210

Personal Care Products - 1.1%
BellRing Brands, Inc. (a)	57,701	4,296,416

Pharmaceuticals - 0.7%
Axsome Therapeutics, Inc. (a)	24,123	2,813,465

Professional Services - 0.8%
Parsons Corp. (a)	54,952	3,253,708

Real Estate Management & Development - 0.8%
Cushman & Wakefield PLC (a)	326,324	3,335,031

Semiconductors & Semiconductor Equipment - 4.9%
Impinj, Inc. (a)	25,373	2,301,331
Lattice Semiconductor Corp. (a)	99,656	5,226,957
Onto Innovation, Inc. (a)	23,013	2,792,397
Rambus, Inc. (a)	132,845	6,878,050
SiTime Corp. (a)	12,942	1,978,444
		19,177,179

Software - 10.6%
Appfolio, Inc. - Class A (a)	23,196	5,100,800
BILL Holdings, Inc. (a)	59,846	2,746,333
Cellebrite DI Ltd. (a)	248,747	4,833,154
Clearwater Analytics Holdings, Inc. - Class A (a)	145,099	3,888,653
Five9, Inc. (a)	105,221	2,856,750
Freshworks, Inc. - Class A (a)	324,918	4,584,593
I3 Verticals, Inc. - Class A (a)	134,748	3,324,233
Monday.com Ltd. (a)	17,988	4,373,962
Pegasystems, Inc.	44,971	3,126,384
Procore Technologies, Inc. (a)	48,482	3,200,782
Varonis Systems, Inc. (a)	89,095	3,603,893
		41,639,537

Specialty Retail - 2.8%
Abercrombie & Fitch Co. - Class A (a)	24,681	1,884,888
Boot Barn Holdings, Inc. (a)	46,936	5,042,335
Revolve Group, Inc. (a)	117,360	2,522,066
Warby Parker, Inc. - Class A (a)	87,639	1,597,659
		11,046,948

Textiles, Apparel & Luxury Goods - 0.3%
Figs, Inc. - Class A (a)	217,119	996,576

Trading Companies & Distributors - 2.4%
Applied Industrial Technologies, Inc.	22,230	5,009,308
Core & Main, Inc. - Class A (a)	89,035	4,301,281
		9,310,589
TOTAL COMMON STOCKS (Cost $322,691,762)		393,940,978

SHORT-TERM INVESTMENTS - 0.7%	Shares	Value
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 4.27% (c)	2,682,314	2,682,314
TOTAL SHORT-TERM INVESTMENTS (Cost $2,682,314)		2,682,314

TOTAL INVESTMENTS - 100.5% (Cost $325,374,076)		396,623,292
Liabilities in Excess of Other Assets - (0.5)%		(2,053,150)
TOTAL NET ASSETS - 100.0%		$394,570,142
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $2,644,105 which represented 0.7% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025. Investment made with cash collateral received for securities on loan.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Carillon Eagle Small Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$393,940,978	$–	$–	$393,940,978
Money Market Funds	2,682,314	–	–	2,682,314
Total Investments	$396,623,292	$–	$–	$396,623,292

Refer to the Schedule of Investments for further disaggregation of investment categories.